Leases - Components of Lease Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost
Operating lease cost (includes variable lease payments)	$ 96	$ 43
Amortization of right-of-use assets	6	4
Total finance lease cost	6	4
Total lease cost	$ 102	$ 47